Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
AMERICAN GROWTH FUND Series Two
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk Return Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 13 of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2015:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and REITs. Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are:

General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall over time. The value of Series Two can fluctuate as markets fluctuate over long and short periods of time.

Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on Series Two. Governmental and regulatory actions, including law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments. Legislation or regulation may also change the way in which Series Two itself is regulated. Series Two cannot predict the effects of any new governmental regulation or law that may be implemented on the ability of Series Two to invest in certain assets, or the possible effect on our ability to access financial markets, and there can be no assurance that any new governmental regulation will not adversely affect Series Two’s ability to achieve its investment objectives,

Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with possible increased exposure to rule changes, changes in laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities.

REITs Risk - Under its modified fundamental investment policies, Series Two may invest in REITs (Real Estate Investment Trust), including Equity REITs and Mortgage REITs. Equity REITs invest directly in property while Mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income. REITS are dependent on management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs (especially mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rate rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. Mortgage REITs may be affected by the quality of any credit extended to them,

Stock Market Risk - the value of an investment may fluctuate,

Industry and Security Risk - risks relating to an industry as a whole or a company’s prospects for business success,

Management Risk - risks that the Adviser’s assessment of a company’s growth prospects may not be accurate,

Liquidity Risk - Series Two may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable,

Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,

Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure,

Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it’s hard for investors to get the facts about the company’s management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies,

Convertible Security Risk - risk of loss of principal before maturity,

New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies.

Loss of some or all of the money you invest is a risk of investing in Series Two.
Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
		Please see the Statement of Additional Information for further discussion of risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of some or all of the money you invest is a risk of investing in Series Two.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception (February 23, 2011) of Series Two compared to those of the Standard and Poor’s 500. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception (February 23, 2011) of Series Two compared to those of the Standard and Poor’s 500.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not predictive of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter 12/11 10.01%. Worst calendar quarter 09/11 -20.06%. Year to date performance for the period ended 06/30/2016 was -5.70%.
Performance Table Heading	rr_PerformanceTableHeading	For the periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
		After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
		Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AMERICAN GROWTH FUND Series Two | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	5.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.87%
1 Year	rr_ExpenseExampleYear01	$ 1,216
3 Years	rr_ExpenseExampleYear03	2,464
5 Years	rr_ExpenseExampleYear05	3,664
10 Years	rr_ExpenseExampleYear10	6,476
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,216
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,464
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,664
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,476
2011	rr_AnnualReturn2011	(15.40%)
2012	rr_AnnualReturn2012	8.87%
2013	rr_AnnualReturn2013	19.76%
2014	rr_AnnualReturn2014	4.26%
2015	rr_AnnualReturn2015	(0.78%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.06%)
One Year	rr_AverageAnnualReturnYear01	(0.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011
AMERICAN GROWTH FUND Series Two | Return after taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011
AMERICAN GROWTH FUND Series Two | Standard and Poors 500 (reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2011